Current Liabilities - Derivative Financial Liabilities Investor Options (Tables)	12 Months Ended
Jun. 30, 2025
Categories of current financial liabilities [abstract]
Summary of Current Derivative Financial Liabilities Investor Options

	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	Number outstanding	Number outstanding	US$(000's)	US$(000's)
Carrying amount at July 1	240,708,149	—	24,840	—
Fair valuation upon listing in September -2023	—	97,823,852	—	3,163
Fair value upon issuance in June 2024	—	142,886,040	—	10,454
Fair valuation upon issuance in July 2024	46,542,614	—	3,444	—
Fair value on conversions of options to shares	(36,469)	(1,743)	(12)	(1)
Fair value loss on investor options at reporting date-2023 Investor options	—	—	(14,344)	11,193
Fair value loss on investor options at reporting date-2024 Investor options	—	—	(13,928)	31
Total financial liabilities investor options	287,214,294	240,708,149	—	24,840